SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   AUGUST 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker


8-3     CEE    	10200  16.0625    20.35      Bear Stearns
8-4	" "	10200  15.712      20.35              " "
8-5       " "      	10200  15.656      19.94      Weeden & Co.
8-5       " "   	29800  15.656      19.94	    " "
8-6     " "        252000  15.623      19.76	    " "
8-10     " "      110000  15.3125    19.18	    " "
8-25	" "	15200	12.649      16.66              " "
8-26	" "	15200	12.0625    15.73              " "
8-27	" "	15200	11.125      14.61              " "
8-28	" "	65200	10.184      14.16              " "
8-31	" "	46400	10.3551    13.99              " "

The Central European Equity Fund, Inc.
Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          9/10/98